UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Brian C. Janssen

New Perspective Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund®
Semi-annual report for the six months ended March 31, 2021

Tap into the growth
potential of global
equities

New Perspective Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	57.15%	16.19%	11.80%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.76% for Class A shares as of the prospectus dated December 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New Perspective Fund for the periods ended March 31, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ANWPX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	Investment portfolio
10	Financial statements
14	Notes to financial statements
24	Financial highlights

Results at a glance

For periods ended March 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/13/73)

New Perspective Fund (Class A shares)	19.68%	66.75%	17.58%	12.47%	12.65%
MSCI All Country World Index (ACWI)*,†	19.93	54.60	13.21	9.14	8.93

*	Source: MSCI. MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

New Perspective Fund	1

Investment portfolio March 31, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	53.49%
Eurozone*	14.14
United Kingdom	3.76
Japan	3.69
Taiwan	3.02
Switzerland	2.31
Hong Kong	2.28
Denmark	2.06
Canada	1.50
Other countries	8.56
Short-term securities & other assets less liabilities	5.19
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 94.68%	Shares	Value (000)
Information technology 22.20%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	190,398,941	$3,959,044
Microsoft Corp.	16,192,867	3,817,792
ASML Holding NV1	3,167,422	1,931,934
ASML Holding NV (New York registered) (ADR)	1,723,855	1,064,239
PayPal Holdings, Inc.[2]	8,632,480	2,096,311
Mastercard Inc., Class A	4,845,682	1,725,305
Broadcom Inc.	3,363,708	1,559,617
Samsung Electronics Co., Ltd.[1]	16,865,958	1,218,247
Shopify Inc., Class A, subordinate voting shares[2]	964,354	1,067,058
Adobe Inc.[2]	1,957,574	930,572
STMicroelectronics NV1	15,706,386	598,719
Trimble Inc.[2]	7,274,297	565,868
GoDaddy Inc., Class A2	7,113,532	552,152
Visa Inc., Class A	2,571,277	544,417
TE Connectivity Ltd.	3,950,033	509,989
Keyence Corp.[1]	979,040	446,880
Apple Inc.	3,594,058	439,014
ServiceNow, Inc.[2]	848,313	424,250
Advanced Micro Devices, Inc.[2]	5,062,613	397,415
Smartsheet Inc., Class A2,3	6,147,488	392,947
ON Semiconductor Corp.[2]	7,589,843	315,813
Edenred SA1	5,820,080	304,050
FleetCor Technologies, Inc.[2]	1,099,894	295,465
SAP SE1	2,357,184	288,694
Amadeus IT Group SA, Class A, non-registered shares[1,2]	3,929,079	278,126
Micron Technology, Inc.[2]	3,048,762	268,931
Zendesk, Inc.[2]	1,897,134	251,598
HubSpot, Inc.[2]	549,751	249,702
Tokyo Electron Ltd.[1]	538,308	230,476
Autodesk, Inc.[2]	816,812	226,379
Fidelity National Information Services, Inc.	1,590,927	223,700
Global Payments Inc.	1,037,537	209,147
Motorola Solutions, Inc.	961,537	180,817
Worldline SA, non-registered shares[1,2]	2,145,383	179,785
Cree, Inc.[2]	1,638,178	177,136
Adyen NV1,2	78,426	175,823
DocuSign, Inc.[2]	784,645	158,851
Dell Technologies Inc., Class C2	1,731,218	152,607
CDK Global, Inc.	2,667,997	144,232
Infosys Ltd. (ADR)	7,671,810	143,616
Halma PLC[1]	4,293,514	140,550
Alteryx, Inc., Class A2	1,559,147	129,347
Nexi SpA[1,2]	5,598,281	98,014
Workday, Inc., Class A2	361,111	89,711

2	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Afterpay Ltd.[1,2]	954,284	$74,809
Nokia Corp.[1]	16,555,527	66,177
MediaTek Inc.[1]	1,620,000	55,677
Intel Corp.	773,560	49,508
Hexagon AB, Class B1	364,046	33,573
Sinch AB1,2	170,098	29,913
Ceridian HCM Holding Inc.[2]	159,928	13,477
		29,477,474

Consumer discretionary 19.03%
Tesla, Inc.[2]	12,215,270	8,158,945
Amazon.com, Inc.[2]	1,169,786	3,619,411
Booking Holdings Inc.[2]	462,933	1,078,560
Prosus NV1	9,392,685	1,047,194
NIKE, Inc., Class B	7,846,888	1,042,773
LVMH Moët Hennessy-Louis Vuitton SE1	1,562,386	1,041,161
Naspers Ltd., Class N1	3,239,636	776,908
Kering SA1	986,292	680,997
Hermès International[1]	603,268	667,988
MercadoLibre, Inc.[2]	441,153	649,439
Home Depot, Inc.	1,929,131	588,867
Hilton Worldwide Holdings Inc.[2]	4,392,543	531,146
adidas AG1,2	1,615,134	504,176
Industria de Diseño Textil, SA1	13,340,975	439,759
EssilorLuxottica[1]	2,487,478	405,124
Royal Caribbean Cruises Ltd.	4,279,921	366,404
Renault SA1,2	7,816,883	337,618
Flutter Entertainment PLC (CDI)[1,2]	1,469,989	314,298
Trip.com Group Ltd. (ADR)[2]	6,993,195	277,140
Stellantis NV1	14,889,475	263,283
Restaurant Brands International Inc.[4]	3,995,472	259,706
Cie. Financière Richemont SA, Class A1	2,387,976	229,307
Hilton Grand Vacations Inc.[2,5]	5,453,827	204,464
Galaxy Entertainment Group Ltd.[1,2]	22,074,000	199,645
General Motors Company	2,995,475	172,120
Domino’s Pizza, Inc.	450,422	165,661
Suzuki Motor Corp.[1]	3,609,925	164,381
Melco Resorts & Entertainment Ltd. (ADR)[2]	6,891,560	137,211
YUM! Brands, Inc.	1,224,161	132,430
Moncler SpA[1,2]	2,179,016	125,170
Wynn Macau, Ltd.[1]	61,563,918	119,986
Entain PLC[1,2]	5,704,877	119,431
Evolution Gaming Group AB1	671,753	98,947
Delivery Hero SE1,2	697,819	90,437
Airbnb, Inc., Class A2,4	375,036	70,484
Nitori Holdings Co., Ltd.[1]	330,600	64,160
Valeo SA, non-registered shares[1]	1,058,513	35,974
ASOS PLC[1,2]	343,923	26,250
Samsonite International SA1,2	12,511,000	24,227
Ocado Group PLC[1,2]	674,767	18,933
VF Corp.	195,106	15,593
		25,265,708

Financials 10.80%
JPMorgan Chase & Co.	14,196,787	2,161,177
AIA Group Ltd.[1]	132,063,200	1,606,615
London Stock Exchange Group PLC[1]	10,227,775	978,851
CME Group Inc., Class A	4,756,307	971,381
Moody’s Corp.	2,834,563	846,429
BlackRock, Inc.	906,009	683,095
Chubb Ltd.	4,091,421	646,322
Bank of America Corp.	16,148,706	624,793
DNB ASA[1]	27,096,027	576,882
Hong Kong Exchanges and Clearing Ltd.[1]	9,215,100	544,935
UBS Group AG1	24,219,856	375,002
ICICI Bank Ltd.[1,2]	22,240,773	177,684
ICICI Bank Ltd. (ADR)[2]	10,773,863	172,705
Intercontinental Exchange, Inc.	3,113,406	347,705

New Perspective Fund	3

Common stocks (continued)	Shares	Value (000)
Financials (continued)
SVB Financial Group[2]	683,295	$337,315
Arch Capital Group Ltd.[2]	8,468,296	324,928
QBE Insurance Group Ltd.[1]	33,176,688	243,666
AXA SA1	8,031,095	215,320
Aon PLC, Class A	893,051	205,500
Banco Bilbao Vizcaya Argentaria, SA1	38,388,406	199,961
S&P Global Inc.	540,870	190,857
Prudential PLC[1]	8,778,844	186,107
Société Générale[1,2]	6,729,575	175,841
Hiscox Ltd.[1,2]	13,982,567	165,885
Fairfax Financial Holdings Ltd., subordinate voting shares[4]	309,962	135,298
Everest Re Group, Ltd.	535,505	132,703
Citigroup Inc.	1,728,219	125,728
TMX Group Ltd.	1,209,584	125,694
Macquarie Group Ltd.[1]	997,549	115,661
Morgan Stanley	1,262,151	98,019
Brookfield Asset Management Inc., Class A	2,035,024	90,559
UniCredit SpA[1,2]	8,498,929	90,254
Goldman Sachs Group, Inc.	260,603	85,217
Willis Towers Watson PLC	358,838	82,131
Aviva PLC[1]	13,854,999	77,998
Sumitomo Mitsui Financial Group, Inc.[1,4]	1,924,200	69,970
Skandinaviska Enskilda Banken AB, Class A1	4,446,546	54,206
RenaissanceRe Holdings Ltd.	323,270	51,804
Discovery Ltd.[1,2]	5,093,351	45,754
		14,339,952

Health care 10.73%
Intuitive Surgical, Inc.[2]	1,634,827	1,208,039
AstraZeneca PLC[1]	11,112,696	1,108,156
Thermo Fisher Scientific Inc.	1,971,035	899,541
Vertex Pharmaceuticals Inc.[2]	3,777,466	811,740
BeiGene, Ltd. (ADR)[2]	2,239,830	779,640
Zoetis Inc., Class A	4,186,773	659,333
Regeneron Pharmaceuticals, Inc.[2]	1,218,697	576,614
Danaher Corp.	2,232,912	502,584
Insulet Corp.[2]	1,831,405	477,850
Pfizer Inc.	13,099,236	474,585
IDEXX Laboratories, Inc.[2]	966,652	472,992
Seagen Inc.[2]	3,243,879	450,445
Novo Nordisk A/S, Class B1	6,071,924	410,049
Abbott Laboratories	3,099,994	371,503
Edwards Lifesciences Corp.[2]	4,419,035	369,608
NovoCure Ltd.[2]	2,703,327	357,326
Ultragenyx Pharmaceutical Inc.[2,3]	3,116,326	354,825
Koninklijke Philips NV (EUR denominated)[1,2]	5,251,439	299,823
Incyte Corp.[2]	3,293,064	267,627
CRISPR Therapeutics AG2	2,097,992	255,640
Eli Lilly and Company	1,344,559	251,191
Grifols, SA, Class B (ADR)[4]	11,513,101	199,062
Grifols, SA, Class A, non-registered shares[1]	1,570,099	41,103
Sanofi[1]	2,278,696	225,222
Catalent, Inc.[2]	2,099,052	221,051
Mettler-Toledo International Inc.[2]	136,212	157,419
Tandem Diabetes Care, Inc.[2]	1,672,162	147,568
Baxter International Inc.	1,699,232	143,313
Teva Pharmaceutical Industries Ltd. (ADR)[2]	12,117,963	139,841
Lonza Group AG1	245,644	137,283
Shionogi & Co., Ltd.[1]	2,457,200	132,542
Olympus Corp.[1]	6,017,300	124,825
Bayer AG1	1,953,251	123,603
Coloplast A/S, Class B1	818,764	123,265
Vir Biotechnology, Inc.[2]	2,205,595	113,081
Novartis AG1	1,298,413	110,914
Amplifon SpA[1,2]	2,947,069	109,868
bioMérieux SA1	800,639	102,063
WuXi Biologics (Cayman) Inc.[1,2]	7,511,500	94,750
Fisher & Paykel Healthcare Corp. Ltd.[1]	2,697,782	60,576

4	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Straumann Holding AG1	47,863	$59,681
Moderna, Inc.[2]	393,822	51,571
Gilead Sciences, Inc.	745,163	48,160
BioNTech SE (ADR)[2,4]	389,824	42,565
M3, Inc.[1]	570,700	39,230
Daiichi Sankyo Company, Ltd.[1]	1,253,400	36,637
Teladoc Health, Inc.[2]	165,870	30,147
GlaxoSmithKline PLC[1]	1,690,007	29,998
Galapagos NV1,2	155,106	12,029
Merck KGaA[1]	69,076	11,811
Viatris Inc.[2]	679,282	9,490
Allakos Inc.[2]	72,190	8,286
		14,246,065

Communication services 8.58%
Facebook, Inc., Class A2	12,462,760	3,670,657
Alphabet Inc., Class C2	715,534	1,480,175
Alphabet Inc., Class A2	643,211	1,326,636
Netflix, Inc.[2]	3,288,303	1,715,376
Sea Ltd., Class A (ADR)[2]	2,323,550	518,686
Activision Blizzard, Inc.	4,684,652	435,673
América Móvil, SAB de CV, Series L (ADR)	30,228,326	410,501
Cellnex Telecom, SA, non-registered shares[1,4]	6,405,543	368,866
SoftBank Group Corp.[1]	3,207,200	271,929
Vodafone Group PLC[1]	115,966,098	211,034
Adevinta ASA[1,2]	11,213,938	165,185
Snap Inc., Class A2	2,998,645	156,799
Twitter, Inc.[2]	1,999,097	127,202
MTN Group Ltd.[1,4]	20,199,505	118,744
Koninklijke KPN NV1	34,398,053	116,950
Z Holdings Corp.[1]	19,891,900	99,319
Nintendo Co., Ltd.[1]	168,100	94,093
Electronic Arts Inc.	558,875	75,655
Bharti Airtel Ltd.[1]	4,184,975	29,651
Live Nation Entertainment, Inc.[2]	4,414	374
		11,393,505

Industrials 8.43%
Honeywell International Inc.	4,061,957	881,729
DSV Panalpina A/S1	4,309,941	845,153
Safran SA1,2	5,525,224	752,154
Airbus SE, non-registered shares[1,2]	6,524,232	738,970
Nidec Corp.[1]	5,658,832	691,256
Carrier Global Corp.	12,975,621	547,831
Komatsu Ltd.[1]	15,027,200	464,260
AB Volvo, Class B1,2	18,149,033	459,210
ASSA ABLOY AB, Class B1	15,224,150	437,192
ABB Ltd.[1,4]	13,404,067	407,680
Caterpillar Inc.	1,752,607	406,377
Ryanair Holdings PLC (ADR)[2]	3,495,660	402,001
Copart, Inc.[2]	3,303,676	358,812
Equifax Inc.	1,949,205	353,060
Lennox International Inc.	1,100,137	342,792
SMC Corp.[1]	579,800	338,286
Delta Air Lines, Inc.[2]	6,332,140	305,716
Uber Technologies, Inc.[2]	4,849,809	264,363
IDEX Corp.	1,253,378	262,357
Spirax-Sarco Engineering PLC[1]	1,514,521	238,074
TransDigm Group Inc.[2]	350,104	205,833
Aalberts NV, non-registered shares[1]	3,938,944	199,618
BAE Systems PLC[1]	28,305,815	197,045
Epiroc AB, Class A1	4,181,452	94,722
Epiroc AB, Class B1	4,526,003	94,309
Meggitt PLC[1,2]	25,415,846	167,335
RELX PLC[1]	6,501,829	163,111
Boeing Company[2]	604,998	154,105
Experian PLC[1]	3,250,228	111,965
Techtronic Industries Co. Ltd.[1]	5,477,500	94,159

New Perspective Fund	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Recruit Holdings Co., Ltd.[1]	1,220,183	$59,878
General Electric Co.	4,105,663	53,907
PageGroup PLC[1,3]	6,544,431	42,406
Dun & Bradstreet Holdings, Inc.[2]	1,523,678	36,279
DCC PLC[1]	176,300	15,292
Northrop Grumman Corp.	31,001	10,033
		11,197,270

Materials 5.58%
Vale SA, ordinary nominative (ADR)	59,581,644	1,035,529
Vale SA, ordinary nominative	17,377,655	302,468
Koninklijke DSM NV1	4,777,042	808,330
Shin-Etsu Chemical Co., Ltd.[1]	4,356,500	736,098
LyondellBasell Industries NV	5,738,954	597,138
Sika AG1	2,028,125	579,319
Sherwin-Williams Company	729,212	538,166
Asahi Kasei Corp.[1]	40,873,573	470,592
Gerdau SA (ADR)	68,775,937	367,264
Linde PLC	1,219,282	341,570
International Flavors & Fragrances Inc.	2,041,045	284,950
Dow Inc.	3,472,024	222,001
Grupo México, SAB de CV, Series B	33,704,978	177,203
Chr. Hansen Holding A/S1,2	1,638,001	148,827
LANXESS AG1	1,942,720	143,199
Air Liquide SA, non-registered shares[1]	786,023	128,425
Barrick Gold Corp.	6,292,024	124,582
DuPont de Nemours Inc.	1,089,753	84,216
AngloGold Ashanti Ltd. (ADR)	3,238,009	71,139
Newmont Corp.	1,080,617	65,129
Celanese Corp.	423,360	63,424
Alrosa PJSC[1]	44,384,947	62,061
Air Products and Chemicals, Inc.	100,666	28,321
First Quantum Minerals Ltd.	1,161,475	22,135
		7,402,086

Consumer staples 4.77%
Nestlé SA1	10,426,802	1,162,123
Costco Wholesale Corp.	1,710,427	602,891
Mondelez International, Inc.	8,457,624	495,025
Carlsberg A/S, Class B1,4	2,489,336	382,889
Philip Morris International Inc.	4,204,548	373,112
Anheuser-Busch InBev SA/NV1	5,867,849	369,942
British American Tobacco PLC[1]	9,616,190	367,811
Pernod Ricard SA1	1,842,341	345,847
L’Oréal SA, bonus shares[1]	686,197	263,017
L’Oréal SA, non-registered shares[1]	195,715	75,017
Walgreens Boots Alliance, Inc.	6,028,877	330,985
Unilever PLC (EUR denominated)[1]	2,294,667	128,031
Unilever PLC (GBP denominated)[1]	2,018,828	112,664
Reckitt Benckiser Group PLC[1]	2,540,737	227,627
Shiseido Company, Ltd.[1]	2,644,100	178,119
Associated British Foods PLC[1,2]	4,251,365	141,587
Bunge Ltd.	1,699,362	134,708
Danone SA1	1,954,873	134,132
KOSÉ Corp.[1,2]	909,500	128,870
General Mills, Inc.	1,615,259	99,048
Monster Beverage Corp.[2]	1,077,577	98,157
Godrej Consumer Products Ltd.[1,2]	9,060,047	90,529
Fomento Económico Mexicano, SAB de CV	6,931,600	52,256
Uni-Charm Corp.[1]	958,800	40,183
		6,334,570

Energy 2.31%
Reliance Industries Ltd.[1]	30,359,003	834,446
Reliance Industries Ltd., interim shares[1]	609,493	9,120
ConocoPhillips	7,331,060	388,326
Schlumberger Ltd.	11,670,341	317,317
Total SE1,4	6,376,719	296,988

6	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Rosneft Oil Company PJSC (GDR)[1]	38,989,237	$294,541
EOG Resources, Inc.	3,627,676	263,115
Gazprom PJSC (ADR)[1]	42,441,419	253,233
TC Energy Corp. (CAD denominated)[4]	3,531,118	161,875
Baker Hughes Co., Class A	5,734,410	123,921
LUKOIL Oil Co. PJSC (ADR)[1]	581,869	47,069
Chevron Corp.	305,053	31,966
INPEX Corp.[1]	3,374,900	23,031
Royal Dutch Shell PLC, Class B1	1,250,549	23,001
Weatherford International[2]	371,039	4,727
		3,072,676

Utilities 1.56%
Ørsted AS1	5,097,027	824,623
Enel SpA[1]	49,688,671	496,464
AES Corp.	10,695,994	286,760
Engie SA1,2	20,110,203	285,558
Sempra Energy	1,378,282	182,733
		2,076,138

Real estate 0.69%
Equinix, Inc. REIT	399,192	271,287
Goodman Logistics (HK) Ltd. REIT[1]	17,654,572	243,210
CK Asset Holdings Ltd.[1]	35,342,000	214,829
ESR Cayman Ltd.[1,2]	32,595,400	107,151
American Tower Corp. REIT	345,698	82,643
		919,120

Total common stocks (cost: $60,697,731,000)		125,724,564

Preferred securities 0.10%
Health care 0.05%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,837,297	66,167

Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	596,200	38,573

Materials 0.02%
Gerdau SA, preferred nominative shares	5,574,300	29,928

Total preferred securities (cost: $84,456,000)		134,668

Rights & warrants 0.00%
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	4,710,265	1,794

Total rights & warrants (cost: $0)		1,794

Bonds, notes & other debt instruments 0.03%	Principal amount (000)
Corporate bonds, notes & loans 0.03%
Energy 0.03%
Weatherford International PLC 8.75% 2024[6]	$9,275	9,721
Weatherford International PLC 11.00% 2024[6]	24,701	23,759
		33,480

Total bonds, notes & other debt instruments (cost: $29,580,000)		33,480

Short-term securities 4.95%	Shares
Money market investments 4.85%
Capital Group Central Cash Fund 0.08%[5,7]	64,461,160	6,446,760

New Perspective Fund	7

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased from securities lending collateral 0.10%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,8]	37,100,000	$37,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[7,8]	35,800,000	35,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,8]	14,054,140	14,054
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[7,8]	13,200,000	13,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[7,8]	11,900,000	11,900
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[7,8]	10,600,000	10,600
Capital Group Central Cash Fund 0.08%[5,7,8]	56,722	5,673
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[7,8]	1,400,000	1,400
		129,727

Total short-term securities (cost: $6,575,788,000)		6,576,487
Total investment securities 99.76% (cost: $67,387,555,000)		132,470,993
Other assets less liabilities 0.24%		321,675

Net assets 100.00%		$132,792,668

Investments in affiliates5

	Value of affiliates at 10/1/2020 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Common stocks 0.15%
Information technology 0.00%
Smartsheet Inc., Class A2,3	$332,914	$—		$42,663		$16,491		$86,205		$—	$—
Consumer discretionary 0.15%
Hilton Grand Vacations Inc.[2]	114,473	—		97		58		90,030		204,464	—
Health care 0.00%
Ultragenyx Pharmaceutical Inc.[2,3]	306,251	—		76,784		31,098		94,260		—	—
Industrials 0.00%
Aggreko PLC[1,3]	78,371	—		180,830		(21,817)		124,276		—	—
PageGroup PLC[1,3]	82,071	—		70,086		7,949		22,472		—	—
										—
Total common stocks										204,464
Short-term securities 4.85%
Money market investments 4.85%
Capital Group Central Cash Fund 0.08%[7]	4,763,291	7,756,124		6,072,655		2		(2)		6,446,760	2,358
Money market investments purchased from securities lending collateral 0.00%
Capital Group Central Cash Fund 0.08%[7,8]	—	—	[9]	—	[9]	—	[9]	—	[9]	5,673	—	[9]
Total short-term securities										6,452,433
Total 5.00%						$33,781		$417,241		$6,656,897	$2,358

8	New Perspective Fund

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $46,570,954,000, which represented 35.07% of the net assets of the fund. This amount includes $46,307,937,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Unaffiliated issuer at 3/31/2021.
[4]	All or a portion of this security was on loan. The total value of all such securities was $573,324,000, which represented .43% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,480,000, which represented .03% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 3/31/2021.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Information not shown for money market investments purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

See notes to financial statements.

New Perspective Fund	9

Financial statements

Statement of assets and liabilities at March 31, 2021	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $573,324 of investment securities on loan):
Unaffiliated issuers (cost: $60,780,449)	$125,814,096
Affiliated issuers (cost: $6,607,106)	6,656,897	$132,470,993
Cash		4,885
Cash denominated in currencies other than U.S. dollars (cost: $11,157)		11,157
Receivables for:
Sales of investments	476,756
Sales of fund’s shares	156,886
Dividends and interest	164,049
Securities lending income	4
Other	1	797,696
		133,284,731
Liabilities:
Collateral for securities on loan		129,727
Payables for:
Purchases of investments	111,756
Repurchases of fund’s shares	97,428
Investment advisory services	40,958
Services provided by related parties	24,634
Trustees’ deferred compensation	6,978
U.S. and non-U.S. taxes	76,258
Other	4,324	362,336
Net assets at March 31, 2021		$132,792,668

Net assets consist of:
Capital paid in on shares of beneficial interest		$63,012,849
Total distributable earnings		69,779,819
Net assets at March 31, 2021		$132,792,668

See notes to financial statements.

10	New Perspective Fund

Statement of assets and liabilities at March 31, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,153,336 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$60,210,294	974,108		$61.81
Class C	1,596,146	27,244		58.59
Class T	16	—	*	61.78
Class F-1	1,967,686	32,060		61.37
Class F-2	17,506,157	284,209		61.60
Class F-3	10,055,090	162,562		61.85
Class 529-A	3,198,994	52,484		60.95
Class 529-C	125,984	2,156		58.44
Class 529-E	106,904	1,776		60.20
Class 529-T	20	—	*	61.76
Class 529-F-1	12	—	*	60.72
Class 529-F-2	229,364	3,714		61.76
Class 529-F-3	12	—	*	61.70
Class R-1	74,191	1,278		58.07
Class R-2	648,089	11,050		58.65
Class R-2E	80,666	1,334		60.46
Class R-3	1,747,666	29,075		60.11
Class R-4	2,456,861	40,391		60.83
Class R-5E	317,952	5,187		61.30
Class R-5	2,006,080	32,468		61.79
Class R-6	30,464,484	492,240		61.89

*	Amount less than one thousand.

See notes to financial statements.

New Perspective Fund	11

Financial statements (continued)

Statement of operations for the six months ended March 31, 2021	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $36,368;
also includes $2,358 from affiliates)	$663,909
Securities lending income (net of fees)	3,329
Interest	2,142	$669,380
Fees and expenses*:
Investment advisory services	230,961
Distribution services	94,237
Transfer agent services	36,903
Administrative services	18,872
Reports to shareholders	1,490
Registration statement and prospectus	1,083
Trustees’ compensation	1,060
Auditing and legal	247
Custodian	4,296
Other	1,161
Total fees and expenses before waiver/reimbursement	390,310
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	56
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		390,254
Net investment income		279,126

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	6,310,804
Affiliated issuers	33,781
In-kind redemptions	36,797
Currency transactions	(1,097)	6,380,285
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $29,600):
Unaffiliated issuers	14,855,231
Affiliated issuers	417,241
Currency translations	(2,368)	15,270,104
Net realized gain and unrealized appreciation		21,650,389

Net increase in net assets resulting from operations		$21,929,515

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

12	New Perspective Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2021*	Year ended September 30, 2020
Operations:
Net investment income	$279,126	$654,223
Net realized gain	6,380,285	3,902,132
Net unrealized appreciation	15,270,104	18,189,461
Net increase in net assets resulting from operations	21,929,515	22,745,816

Distributions paid to shareholders	(5,300,919)	(3,547,007)

Net capital share transactions	4,581,287	3,079,332

Total increase in net assets	21,209,883	22,278,141

Net assets:
Beginning of period	111,582,785	89,304,644
End of period	$132,792,668	$111,582,785

*	Unaudited.

See notes to financial statements.

New Perspective Fund	13

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of

14	New Perspective Fund

investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In

New Perspective Fund	15

addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,366,983	$10,110,491	$—	$29,477,474
Consumer discretionary	17,470,354	7,795,354	—	25,265,708
Financials	8,439,360	5,900,592	—	14,339,952
Health care	10,852,637	3,393,428	—	14,246,065
Communication services	9,917,734	1,475,771	—	11,393,505
Industrials	4,585,195	6,612,075	—	11,197,270
Materials	4,325,235	3,076,851	—	7,402,086
Consumer staples	2,186,182	4,148,388	—	6,334,570
Energy	1,291,247	1,781,429	—	3,072,676
Utilities	469,493	1,606,645	—	2,076,138
Real estate	353,930	565,190	—	919,120
Preferred securities	29,928	104,740	—	134,668
Rights & warrants	1,794	—	—	1,794
Bonds, notes & other debt instruments	—	33,480	—	33,480
Short-term securities	6,576,487	—	—	6,576,487
Total	$85,866,559	$46,604,434	$—	$132,470,993

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

16	New Perspective Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

New Perspective Fund	17

As of March 31, 2021, the total value of securities on loan was $573,324,000, and the total value of collateral received was $603,273,000. Collateral received includes cash of $129,727,000 and U.S. government securities of $473,546,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended March 31, 2021, the fund recognized $3,217,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $83,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$234,130
Undistributed long-term capital gains	4,164,731
Post-October capital loss deferral[1]	(988,285)

[1]	This deferral is considered incurred in the subsequent year.

As of March 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$65,695,539
Gross unrealized depreciation on investments	(757,081)
Net unrealized appreciation on investments	64,938,458
Cost of investments	67,532,535

18	New Perspective Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2021						Year ended September 30, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$72,543		$2,283,311		$2,355,854		$451,802		$1,191,209		$1,643,011
Class C	—		64,882		64,882		4,387		40,662		45,049
Class T	—	[2]	1		1		—	[2]	—	[2]	—	[2]
Class F-1	1,528		81,396		82,924		16,936		47,437		64,373
Class F-2	51,644		643,271		694,915		135,265		295,152		430,417
Class F-3	35,746		357,168		392,914		76,567		155,358		231,925
Class 529-A	3,187		122,632		125,819		22,064		61,464		83,528
Class 529-C	—		5,292		5,292		524		6,752		7,276
Class 529-E	—		4,188		4,188		647		2,331		2,978
Class 529-T	—	[2]	1		1		—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	[2]	—	[2]	1,819		4,105		5,924
Class 529-F-2[3]	620		8,374		8,994
Class 529-F-3[3]	—	[2]	1		1
Class R-1	—		3,173		3,173		155		1,995		2,150
Class R-2	—		26,217		26,217		1,614		14,879		16,493
Class R-2E	—		3,155		3,155		407		1,887		2,294
Class R-3	—		71,423		71,423		10,371		41,201		51,572
Class R-4	2,662		97,168		99,830		20,128		54,912		75,040
Class R-5E	872		11,398		12,270		1,720		3,809		5,529
Class R-5	6,943		76,886		83,829		21,030		44,270		65,300
Class R-6	115,754		1,149,483		1,265,237		269,130		545,018		814,148
Total	$291,499		$5,009,420		$5,300,919		$1,034,566		$2,512,441		$3,547,007

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.352% on such assets in excess of $89 billion. On December 10, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2021, decreasing the annual rate to 0.350% on daily net assets in excess of $115 billion. CRMC waived investment advisory services fees of $56,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $230,961,000 were reduced to $230,905,000, both of which were equivalent to an annualized rate of 0.367% of average daily net assets.

New Perspective Fund	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended March 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	New Perspective Fund

For the six months ended March 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$69,514		$21,080		$8,607		Not applicable
Class C	7,668		572		232		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	2,469		1,184		298		Not applicable
Class F-2	Not applicable		8,282		2,429		Not applicable
Class F-3	Not applicable		157		1,367		Not applicable
Class 529-A	3,492		1,016		456		$918
Class 529-C	613		44		19		38
Class 529-E	252		19		15		31
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	7		5		9
Class 529-F-2†	Not applicable		60		27		54
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	367		37		11		Not applicable
Class R-2	2,343		1,085		94		Not applicable
Class R-2E	232		79		11		Not applicable
Class R-3	4,308		1,294		258		Not applicable
Class R-4	2,979		1,188		357		Not applicable
Class R-5E	Not applicable		207		43		Not applicable
Class R-5	Not applicable		480		289		Not applicable
Class R-6	Not applicable		112		4,354		Not applicable
Total class-specific expenses	$94,237		$36,903		$18,872		$1,050

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,060,000 in the fund’s statement of operations reflects $237,000 in current fees (either paid in cash or deferred) and a net increase of $823,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $752,002,000 and $478,392,000, respectively, which generated $129,689,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2021.

New Perspective Fund	21

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2021

Class A	$2,534,864	42,095		$2,301,519		38,571		$(3,236,234)	(54,124)	$1,600,149	26,542
Class C	135,417	2,366		64,349		1,135		(199,122)	(3,482)	644	19
Class T	—	—		—		—		—	—	—	—
Class F-1	145,170	2,438		81,101		1,368		(333,875)	(5,505)	(107,604)	(1,699)
Class F-2	2,552,729	42,567		661,321		11,128		(1,832,036)	(30,619)	1,382,014	23,076
Class F-3	1,600,182	26,419		389,189		6,523		(888,519)	(14,782)	1,100,852	18,160
Class 529-A	183,406	3,090		125,801		2,138		(208,650)	(3,524)	100,557	1,704
Class 529-C	13,472	236		5,290		94		(28,763)	(503)	(10,001)	(173)
Class 529-E	6,432	109		4,187		72		(8,566)	(145)	2,053	36
Class 529-T	—	—		1		—	[2]	—	—	1	— [2]
Class 529-F-1	4,541	84		—	[2]	—	[2]	(178,950)	(3,473)	(174,409)	(3,389)
Class 529-F-2[3]	204,097	3,827		8,992		151		(16,078)	(264)	197,011	3,714
Class 529-F-3[3]	10	—	[2]	1		—	[2]	—	—	11	— [2]
Class R-1	5,541	98		3,145		56		(13,147)	(233)	(4,461)	(79)
Class R-2	70,481	1,230		26,201		462		(99,387)	(1,761)	(2,705)	(69)
Class R-2E	12,080	208		3,155		54		(12,885)	(221)	2,350	41
Class R-3	179,516	3,071		71,343		1,228		(288,729)	(4,945)	(37,870)	(646)
Class R-4	196,736	3,350		99,826		1,700		(324,905)	(5,543)	(28,343)	(493)
Class R-5E	88,361	1,516		12,269		207		(39,114)	(659)	61,516	1,064
Class R-5	160,476	2,665		83,756		1,405		(234,018)	(3,958)	10,214	112
Class R-6	2,725,758	45,111		1,260,974		21,122		(3,497,424)	(58,256)	489,308	7,977
Total net increase (decrease)	$10,819,269	180,480		$5,202,420		87,414		$(11,440,402)	(191,997)	$4,581,287	75,897

22	New Perspective Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2020

Class A	$3,519,638	75,821	$1,604,011	34,084		$(5,432,481)	(118,494)	$(308,832)	(8,589)
Class C	217,259	4,944	44,539	988		(571,025)	(12,659)	(309,227)	(6,727)
Class T	—	—	—	—		—	—	—	—
Class F-1	339,536	7,345	62,989	1,348		(586,688)	(12,878)	(184,163)	(4,185)
Class F-2	4,183,905	90,972	407,407	8,694		(3,137,503)	(69,005)	1,453,809	30,661
Class F-3	2,103,915	45,227	229,518	4,881		(1,161,026)	(25,129)	1,172,407	24,979
Class 529-A	366,357	7,720	83,508	1,798		(372,370)	(7,976)	77,495	1,542
Class 529-C	24,028	545	7,273	161		(189,064)	(4,039)	(157,763)	(3,333)
Class 529-E	8,951	199	2,978	65		(18,860)	(408)	(6,931)	(144)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	36,227	776	5,923	128		(34,265)	(740)	7,885	164
Class R-1	8,254	192	2,134	48		(25,029)	(564)	(14,641)	(324)
Class R-2	100,434	2,256	16,456	365		(162,251)	(3,693)	(45,361)	(1,072)
Class R-2E	14,465	315	2,293	50		(25,825)	(568)	(9,067)	(203)
Class R-3	238,054	5,273	51,531	1,121		(496,936)	(10,967)	(207,351)	(4,573)
Class R-4	316,370	7,105	75,032	1,619		(589,579)	(12,920)	(198,177)	(4,196)
Class R-5E	102,696	2,272	5,529	119		(48,720)	(1,042)	59,505	1,349
Class R-5	222,992	4,739	65,245	1,389		(448,450)	(9,838)	(160,213)	(3,710)
Class R-6	4,881,455	108,768	813,086	17,281		(3,784,585)	(80,869)	1,909,956	45,180
Total net increase (decrease)	$16,684,536	364,469	$3,479,453	74,139		$(17,084,657)	(371,789)	$3,079,332	66,819

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,407,980,000 and $15,190,790,000, respectively, during the six months ended March 31, 2021.

New Perspective Fund	23

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2021[5,6]	$53.81	$.10	$10.40	$10.50	$(.08)	$(2.42)	$(2.50)	$61.81	19.68%[7]		$60,210		.73%[8]		.73%[8]		.34%[8]
9/30/2020	44.52	.27	10.76	11.03	(.48)	(1.26)	(1.74)	53.81	25.33		50,986		.75		.75		.57
9/30/2019	46.89	.37	.12	.49	(.45)	(2.41)	(2.86)	44.52	2.55		42,567		.75		.75		.85
9/30/2018	43.54	.38	5.34	5.72	(.19)	(2.18)	(2.37)	46.89	13.48		43,958		.74		.74		.85
9/30/2017	37.41	.39	7.11	7.50	(.29)	(1.08)	(1.37)	43.54	20.87		40,527		.75		.75		.98
9/30/2016	35.80	.34	3.48	3.82	(.26)	(1.95)	(2.21)	37.41	10.91		36,897		.77		.77		.94
Class C:
3/31/2021[5,6]	51.23	(.12)	9.90	9.78	—	(2.42)	(2.42)	58.59	19.26	[7]	1,596		1.47	[8]	1.47	[8]	(.42)[8]
9/30/2020	42.46	(.08)	10.25	10.17	(.14)	(1.26)	(1.40)	51.23	24.39		1,395		1.49		1.49		(.18)
9/30/2019	44.80	.03	.14	.17	(.10)	(2.41)	(2.51)	42.46	1.76		1,442		1.52		1.52		.07
9/30/2018	41.82	.02	5.14	5.16	—	(2.18)	(2.18)	44.80	12.62		1,576		1.53		1.53		.06
9/30/2017	35.98	.07	6.85	6.92	—	(1.08)	(1.08)	41.82	19.88		1,448		1.55		1.55		.18
9/30/2016	34.53	.05	3.35	3.40	—	(1.95)	(1.95)	35.98	10.03		1,390		1.57		1.57		.14
Class T:
3/31/2021[5,6]	53.83	.17	10.40	10.57	(.20)	(2.42)	(2.62)	61.78	19.82	[7,9]	—	[10]	.50	[8,9]	.50	[8,9]	.56	[8,9]
9/30/2020	44.53	.38	10.76	11.14	(.58)	(1.26)	(1.84)	53.83	25.62	[9]	—	[10]	.50	[9]	.50	[9]	.82	[9]
9/30/2019	46.91	.46	.11	.57	(.54)	(2.41)	(2.95)	44.53	2.80	[9]	—	[10]	.53	[9]	.53	[9]	1.07	[9]
9/30/2018	43.57	.47	5.34	5.81	(.29)	(2.18)	(2.47)	46.91	13.71	[9]	—	[10]	.53	[9]	.53	[9]	1.04	[9]
9/30/2017[5,11]	38.61	.27	4.69	4.96	—	—	—	43.57	12.85	[7,9]	—	[10]	.27	[7,9]	.27	[7,9]	.64	[7,9]
Class F-1:
3/31/2021[5,6]	53.43	.08	10.33	10.41	(.05)	(2.42)	(2.47)	61.37	19.65	[7]	1,968		.78	[8]	.78	[8]	.27	[8]
9/30/2020	44.21	.24	10.69	10.93	(.45)	(1.26)	(1.71)	53.43	25.27		1,804		.79		.79		.52
9/30/2019	46.57	.33	.12	.45	(.40)	(2.41)	(2.81)	44.21	2.47		1,677		.82		.82		.78
9/30/2018	43.26	.36	5.30	5.66	(.17)	(2.18)	(2.35)	46.57	13.40		1,795		.81		.81		.79
9/30/2017	37.19	.35	7.07	7.42	(.27)	(1.08)	(1.35)	43.26	20.76		1,717		.83		.83		.91
9/30/2016	35.60	.32	3.47	3.79	(.25)	(1.95)	(2.20)	37.19	10.83		1,546		.84		.84		.88
Class F-2:
3/31/2021[5,6]	53.67	.17	10.37	10.54	(.19)	(2.42)	(2.61)	61.60	19.83	[7]	17,506		.51	[8]	.51	[8]	.56	[8]
9/30/2020	44.40	.38	10.73	11.11	(.58)	(1.26)	(1.84)	53.67	25.61		14,016		.53		.53		.80
9/30/2019	46.81	.46	.09	.55	(.55)	(2.41)	(2.96)	44.40	2.74		10,234		.54		.54		1.07
9/30/2018	43.47	.47	5.33	5.80	(.28)	(2.18)	(2.46)	46.81	13.71		8,560		.54		.54		1.05
9/30/2017	37.38	.47	7.08	7.55	(.38)	(1.08)	(1.46)	43.47	21.09		5,611		.55		.55		1.19
9/30/2016	35.77	.42	3.49	3.91	(.35)	(1.95)	(2.30)	37.38	11.13		4,130		.55		.55		1.18
Class F-3:
3/31/2021[5,6]	53.90	.20	10.41	10.61	(.24)	(2.42)	(2.66)	61.85	19.88	[7]	10,055		.41	[8]	.41	[8]	.66	[8]
9/30/2020	44.58	.43	10.77	11.20	(.62)	(1.26)	(1.88)	53.90	25.74		7,784		.42		.42		.91
9/30/2019	46.98	.51	.08	.59	(.58)	(2.41)	(2.99)	44.58	2.85		5,324		.44		.44		1.18
9/30/2018	43.63	.52	5.34	5.86	(.33)	(2.18)	(2.51)	46.98	13.81		4,260		.45		.45		1.16
9/30/2017[5,12]	37.16	.36	6.11	6.47	—	—	—	43.63	17.41	[7]	2,478		.45	[8]	.45	[8]	1.27	[8]
Class 529-A:
3/31/2021[5,6]	53.09	.09	10.25	10.34	(.06)	(2.42)	(2.48)	60.95	19.66	[7]	3,199		.77	[8]	.77	[8]	.30	[8]
9/30/2020	43.94	.25	10.61	10.86	(.45)	(1.26)	(1.71)	53.09	25.27		2,696		.79		.79		.53
9/30/2019	46.31	.33	.12	.45	(.41)	(2.41)	(2.82)	43.94	2.47		2,163		.82		.82		.78
9/30/2018	43.05	.35	5.27	5.62	(.18)	(2.18)	(2.36)	46.31	13.41		2,227		.82		.82		.78
9/30/2017	37.01	.35	7.03	7.38	(.26)	(1.08)	(1.34)	43.05	20.76		1,893		.82		.82		.91
9/30/2016	35.43	.30	3.46	3.76	(.23)	(1.95)	(2.18)	37.01	10.80		1,618		.86		.86		.86

See end of table for footnotes.

24	New Perspective Fund

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2021[5,6]	$51.12	$(.13)	$9.87	$9.74	$—	$(2.42)	$(2.42)	$58.44	19.22%[7]		$126		1.51%[8]		1.51%[8]		(.46)%[8]
9/30/2020	42.35	(.11)	10.24	10.13	(.10)	(1.26)	(1.36)	51.12	24.35		119		1.54		1.54		(.24)
9/30/2019	44.66	.01	.15	.16	(.06)	(2.41)	(2.47)	42.35	1.71		240		1.57		1.57		.02
9/30/2018	41.72	(.01)	5.13	5.12	—	(2.18)	(2.18)	44.66	12.54		286		1.58		1.58		(.03)
9/30/2017	35.92	.05	6.83	6.88	—	(1.08)	(1.08)	41.72	19.80		393		1.60		1.60		.13
9/30/2016	34.49	.03	3.35	3.38	—	(1.95)	(1.95)	35.92	9.95		351		1.63		1.63		.08
Class 529-E:
3/31/2021[5,6]	52.46	.02	10.14	10.16	—	(2.42)	(2.42)	60.20	19.53	[7]	107		1.00	[8]	1.00	[8]	.06	[8]
9/30/2020	43.44	.14	10.49	10.63	(.35)	(1.26)	(1.61)	52.46	24.99		91		1.01		1.01		.30
9/30/2019	45.79	.23	.14	.37	(.31)	(2.41)	(2.72)	43.44	2.24		82		1.04		1.04		.55
9/30/2018	42.58	.24	5.22	5.46	(.07)	(2.18)	(2.25)	45.79	13.15		89		1.05		1.05		.55
9/30/2017	36.62	.26	6.96	7.22	(.18)	(1.08)	(1.26)	42.58	20.47		84		1.06		1.06		.67
9/30/2016	35.07	.22	3.42	3.64	(.14)	(1.95)	(2.09)	36.62	10.54		74		1.09		1.09		.62
Class 529-T:
3/31/2021[5,6]	53.80	.15	10.40	10.55	(.17)	(2.42)	(2.59)	61.76	19.80	[7,9]	—	[10]	.55	[8,9]	.55	[8,9]	.51	[8,9]
9/30/2020	44.51	.36	10.75	11.11	(.56)	(1.26)	(1.82)	53.80	25.55	[9]	—	[10]	.56	[9]	.56	[9]	.77	[9]
9/30/2019	46.89	.44	.11	.55	(.52)	(2.41)	(2.93)	44.51	2.73	[9]	—	[10]	.57	[9]	.57	[9]	1.03	[9]
9/30/2018	43.56	.45	5.34	5.79	(.28)	(2.18)	(2.46)	46.89	13.65	[9]	—	[10]	.59	[9]	.59	[9]	.99	[9]
9/30/2017[5,11]	38.61	.26	4.69	4.95	—	—	—	43.56	12.82	[7,9]	—	[10]	.29	[7,9]	.29	[7,9]	.62	[7,9]
Class 529-F-1:
3/31/2021[5,6]	52.99	(.01)	10.40	10.39	(.24)	(2.42)	(2.66)	60.72	19.79	[7,9]	—	[10]	.51	[8,9]	.51	[8,9]	(.04)[8,9]
9/30/2020	43.86	.35	10.60	10.95	(.56)	(1.26)	(1.82)	52.99	25.55		180		.56		.56		.76
9/30/2019	46.28	.43	.09	.52	(.53)	(2.41)	(2.94)	43.86	2.72		142		.59		.59		1.03
9/30/2018	43.00	.45	5.27	5.72	(.26)	(2.18)	(2.44)	46.28	13.67		119		.59		.59		1.00
9/30/2017	36.98	.44	7.01	7.45	(.35)	(1.08)	(1.43)	43.00	21.02		97		.61		.61		1.13
9/30/2016	35.41	.39	3.44	3.83	(.31)	(1.95)	(2.26)	36.98	11.07		76		.63		.63		1.09
Class 529-F-2:
3/31/2021[5,6,13]	52.26	.16	11.94	12.10	(.18)	(2.42)	(2.60)	61.76	23.34	[7]	229		.22	[7]	.22	[7]	.26	[7]
Class 529-F-3:
3/31/2021[5,6,13]	52.26	.17	11.94	12.11	(.25)	(2.42)	(2.67)	61.70	23.36	[7]	—	[10]	.24	[7]	.20	[7]	.29	[7]
Class R-1:
3/31/2021[5,6]	50.81	(.13)	9.81	9.68	—	(2.42)	(2.42)	58.07	19.22	[7]	74		1.51	[8]	1.51	[8]	(.45)[8]
9/30/2020	42.09	(.09)	10.17	10.08	(.10)	(1.26)	(1.36)	50.81	24.38		69		1.52		1.52		(.21)
9/30/2019	44.41	.02	.15	.17	(.08)	(2.41)	(2.49)	42.09	1.73		71		1.54		1.54		.05
9/30/2018	41.49	.02	5.08	5.10	—	(2.18)	(2.18)	44.41	12.59		88		1.54		1.54		.04
9/30/2017	35.70	.07	6.80	6.87	—	(1.08)	(1.08)	41.49	19.89		85		1.54		1.54		.18
9/30/2016	34.27	.05	3.33	3.38	—	(1.95)	(1.95)	35.70	10.01		89		1.56		1.56		.14

See end of table for footnotes.

New Perspective Fund	25

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2021[5,6]	$51.30	$(.13)	$9.90	$9.77	$—	$(2.42)	$(2.42)	$58.65	19.21%[7]		$648		1.51%[8]		1.51%[8]		(.45)%[8]
9/30/2020	42.52	(.09)	10.27	10.18	(.14)	(1.26)	(1.40)	51.30	24.38		571		1.52		1.52		(.20)
9/30/2019	44.85	.02	.15	.17	(.09)	(2.41)	(2.50)	42.52	1.73		518		1.54		1.54		.06
9/30/2018	41.87	.02	5.14	5.16	—	(2.18)	(2.18)	44.85	12.60		570		1.54		1.54		.05
9/30/2017	36.03	.07	6.85	6.92	— [14]	(1.08)	(1.08)	41.87	19.87		557		1.55		1.55		.18
9/30/2016	34.56	.05	3.37	3.42	—	(1.95)	(1.95)	36.03	10.05		536		1.55		1.55		.16
Class R-2E:
3/31/2021[5,6]	52.74	(.04)	10.18	10.14	—	(2.42)	(2.42)	60.46	19.39	[7]	81		1.21	[8]	1.21	[8]	(.15)[8]
9/30/2020	43.68	.04	10.55	10.59	(.27)	(1.26)	(1.53)	52.74	24.73		68		1.23		1.23		.09
9/30/2019	46.02	.16	.13	.29	(.22)	(2.41)	(2.63)	43.68	2.05		65		1.24		1.24		.38
9/30/2018	42.85	.15	5.26	5.41	(.06)	(2.18)	(2.24)	46.02	12.92		60		1.24		1.24		.33
9/30/2017	37.01	.20	7.00	7.20	(.28)	(1.08)	(1.36)	42.85	20.26		53		1.24		1.24		.51
9/30/2016	35.67	.19	3.47	3.66	(.37)	(1.95)	(2.32)	37.01	10.46		25		1.24		1.24		.52
Class R-3:
3/31/2021[5,6]	52.40	— [14]	10.13	10.13	—	(2.42)	(2.42)	60.11	19.50	[7]	1,748		1.06	[8]	1.06	[8]	—	[8,15]
9/30/2020	43.39	.11	10.48	10.59	(.32)	(1.26)	(1.58)	52.40	24.91		1,557		1.07		1.07		.25
9/30/2019	45.73	.21	.13	.34	(.27)	(2.41)	(2.68)	43.39	2.21		1,488		1.09		1.09		.50
9/30/2018	42.52	.22	5.22	5.44	(.05)	(2.18)	(2.23)	45.73	13.09		1,728		1.09		1.09		.49
9/30/2017	36.57	.25	6.95	7.20	(.17)	(1.08)	(1.25)	42.52	20.44		1,750		1.09		1.09		.64
9/30/2016	35.03	.21	3.41	3.62	(.13)	(1.95)	(2.08)	36.57	10.52		1,600		1.11		1.11		.60
Class R-4:
3/31/2021[5,6]	52.98	.09	10.25	10.34	(.07)	(2.42)	(2.49)	60.83	19.68	[7]	2,457		.76	[8]	.76	[8]	.30	[8]
9/30/2020	43.85	.25	10.60	10.85	(.46)	(1.26)	(1.72)	52.98	25.30		2,166		.77		.77		.55
9/30/2019	46.23	.34	.11	.45	(.42)	(2.41)	(2.83)	43.85	2.49		1,977		.79		.79		.81
9/30/2018	42.96	.35	5.28	5.63	(.18)	(2.18)	(2.36)	46.23	13.44		2,149		.79		.79		.80
9/30/2017	36.94	.37	7.01	7.38	(.28)	(1.08)	(1.36)	42.96	20.80		2,092		.79		.79		.95
9/30/2016	35.37	.32	3.44	3.76	(.24)	(1.95)	(2.19)	36.94	10.84		1,814		.81		.81		.90
Class R-5E:
3/31/2021[5,6]	53.43	.16	10.32	10.48	(.19)	(2.42)	(2.61)	61.30	19.79	[7]	318		.56	[8]	.56	[8]	.52	[8]
9/30/2020	44.22	.36	10.68	11.04	(.57)	(1.26)	(1.83)	53.43	25.56		220		.56		.56		.76
9/30/2019	46.69	.48	.05	.53	(.59)	(2.41)	(3.00)	44.22	2.72		123		.57		.57		1.13
9/30/2018	43.40	.31	5.47	5.78	(.31)	(2.18)	(2.49)	46.69	13.68		36		.57		.57		.68
9/30/2017	37.30	.47	7.04	7.51	(.33)	(1.08)	(1.41)	43.40	20.98		2		.59		.59		1.17
9/30/2016[5,16]	39.06	.35	.23	.58	(.39)	(1.95)	(2.34)	37.30	1.68	[7]	—	[10]	.70	[8]	.69	[8]	1.14	[8]
Class R-5:
3/31/2021[5,6]	53.84	.18	10.41	10.59	(.22)	(2.42)	(2.64)	61.79	19.85	[7]	2,006		.46	[8]	.46	[8]	.60	[8]
9/30/2020	44.53	.40	10.77	11.17	(.60)	(1.26)	(1.86)	53.84	25.68		1,742		.46		.46		.85
9/30/2019	46.92	.48	.10	.58	(.56)	(2.41)	(2.97)	44.53	2.82		1,606		.49		.49		1.11
9/30/2018	43.56	.50	5.34	5.84	(.30)	(2.18)	(2.48)	46.92	13.79		1,798		.49		.49		1.10
9/30/2017	37.44	.49	7.10	7.59	(.39)	(1.08)	(1.47)	43.56	21.16		1,691		.49		.49		1.24
9/30/2016	35.82	.44	3.49	3.93	(.36)	(1.95)	(2.31)	37.44	11.19		1,475		.50		.50		1.21
Class R-6:
3/31/2021[5,6]	53.94	.19	10.42	10.61	(.24)	(2.42)	(2.66)	61.89	19.87	[7]	30,465		.41	[8]	.41	[8]	.65	[8]
9/30/2020	44.61	.43	10.78	11.21	(.62)	(1.26)	(1.88)	53.94	25.74		26,119		.42		.42		.91
9/30/2019	47.00	.51	.09	.60	(.58)	(2.41)	(2.99)	44.61	2.88		19,586		.44		.44		1.18
9/30/2018	43.64	.52	5.34	5.86	(.32)	(2.18)	(2.50)	47.00	13.82		16,772		.44		.44		1.15
9/30/2017	37.51	.51	7.11	7.62	(.41)	(1.08)	(1.49)	43.64	21.22		12,727		.45		.45		1.29
9/30/2016	35.88	.45	3.51	3.96	(.38)	(1.95)	(2.33)	37.51	11.26		9,398		.45		.45		1.25

	Six months ended March 31,	Year ended September 30,
	2021[5,6,7]	2020		2019	2018	2017	2016
Portfolio turnover rate for all share classes[17]	10%	26%	[18]	20%	23%	28%	22%	[18]

26	New Perspective Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Amount less than $.01.
[15]	Amount less than .01%.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[18]	Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 25% and 21% for the years ended September 30, 2020, and September 30, 2016, respectively, if the value of securities sold due to in-kind redemptions were excluded.

See notes to financial statements.

New Perspective Fund	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2020, through March 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	New Perspective Fund

Expense example (continued)

	Beginning account value 10/1/2020	Ending account value 3/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,196.83	$4.00	.73%
Class A – assumed 5% return	1,000.00	1,021.29	3.68	.73
Class C – actual return	1,000.00	1,192.60	8.04	1.47
Class C – assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class T – actual return	1,000.00	1,198.22	2.74	.50
Class T – assumed 5% return	1,000.00	1,022.44	2.52	.50
Class F-1 – actual return	1,000.00	1,196.47	4.27	.78
Class F-1 – assumed 5% return	1,000.00	1,021.04	3.93	.78
Class F-2 – actual return	1,000.00	1,198.30	2.80	.51
Class F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class F-3 – actual return	1,000.00	1,198.78	2.25	.41
Class F-3 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-A – actual return	1,000.00	1,196.57	4.22	.77
Class 529-A – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class 529-C – actual return	1,000.00	1,192.23	8.25	1.51
Class 529-C – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class 529-E – actual return	1,000.00	1,195.33	5.47	1.00
Class 529-E – assumed 5% return	1,000.00	1,019.95	5.04	1.00
Class 529-T – actual return	1,000.00	1,197.96	3.01	.55
Class 529-T – assumed 5% return	1,000.00	1,022.19	2.77	.55
Class 529-F-1 – actual return	1,000.00	1,197.88	2.79	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-2 – actual return†	1,000.00	1,198.08	2.46	.54
Class 529-F-2 – assumed 5% return†	1,000.00	1,022.24	2.72	.54
Class 529-F-3 – actual return†	1,000.00	1,198.40	2.14	.47
Class 529-F-3 – assumed 5% return†	1,000.00	1,022.59	2.37	.47
Class R-1 – actual return	1,000.00	1,192.18	8.25	1.51
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 – actual return	1,000.00	1,192.12	8.25	1.51
Class R-2 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2E – actual return	1,000.00	1,193.90	6.62	1.21
Class R-2E – assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class R-3 – actual return	1,000.00	1,194.99	5.80	1.06
Class R-3 – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-4 – actual return	1,000.00	1,196.83	4.16	.76
Class R-4 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-5E – actual return	1,000.00	1,197.92	3.07	.56
Class R-5E – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-5 – actual return	1,000.00	1,198.54	2.52	.46
Class R-5 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-6 – actual return	1,000.00	1,198.69	2.25	.41
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the ”annualized expense ratio” and ”actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The ”assumed 5% return” line is based on 182 days.

New Perspective Fund	29

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2022. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $115 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the Board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

30	New Perspective Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

New Perspective Fund	31

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

32	New Perspective Fund

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New Perspective Fund	33

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34	New Perspective Fund

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New Perspective Fund	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By __/s/ Walter R. Burkley___________________
Walter R. Burkley, Principal Executive Officer

Date: May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: May 28, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 28, 2021